Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information Profit Loss [Abstract]
Revenues	$ 69,409	$ 75,919	$ 331,641	$ 265,425	$ 223,898
Operating expenses	(61,006)	(49,328)	(212,299)	(173,194)	(147,244)
Interest expense	(7,345)	(4,316)	(21,920)	(15,725)	(14,462)
Other, net	15,416	7,099	85,579	32,688	20,950
Provision for income taxes	(1,695)	(7,567)	(37,214)	(25,815)	(22,784)
Income (Loss) from Continuing Operations Attributable to Parent, Total	14,779	21,807	145,787	83,379	60,358
Lease Revenues	17,653	13,872	65,438	55,452	54,081
Income from Equity Method Investments	13,986	6,216	51,228	30,992	13,425
Segment Reporting Asset Balances [Abstract]
Total Long-Lived Assets	1,199,713		1,220,524	950,705
Total Assets	1,458,986		1,462,623	1,172,326
Reimbursed costs from affiliates	18,737	17,719	64,829	60,023	47,534
Percentage Of Total Investment In Reit			23.00%
InternationalPropertities [Member]
Segment Reporting Information Profit Loss [Abstract]
Lease Revenues	2,563	1,999
Income from Equity Method Investments	1,539	1,523
Total Revenue And Income	4,102	3,522
Segment Reporting Asset Balances [Abstract]
Total Long-Lived Assets	67,667
Asset Management [Member]
Segment Reporting Information Profit Loss [Abstract]
Revenues	45,764	56,764	242,647	191,890	155,119
Operating expenses	(44,060)	(38,923)	(157,544)	(133,682)	(110,160)
Other, net	10,077	2,716	23,866	7,026	7,913
Provision for income taxes	(622)	(7,380)	(34,971)	(23,661)	(21,813)
Income (Loss) from Continuing Operations Attributable to Parent, Total	11,159	13,177	73,998	41,573	31,059
Segment Reporting Asset Balances [Abstract]
Total Long-Lived Assets	2,315		2,593	3,730
Total Assets	139,865		128,557	123,921
Real Estate Investment [Member]
Segment Reporting Information Profit Loss [Abstract]
Revenues	23,645	19,155	88,994	73,535	68,779
Operating expenses	(16,946)	(10,405)	(54,755)	(39,512)	(37,084)
Interest expense	(7,345)	(4,316)	(21,920)	(15,725)	(14,462)
Other, net	5,339	4,383	61,713	25,662	13,037
Provision for income taxes	(1,073)	(187)	(2,243)	(2,154)	(971)
Income (Loss) from Continuing Operations Attributable to Parent, Total	3,620	8,630	71,789	41,806	29,299
Segment Reporting Asset Balances [Abstract]
Total Long-Lived Assets	1,197,398		1,217,931	946,975
Total Assets	1,319,121		1,334,066	1,048,405
Real Estate Investment [Member] | InternationalPropertities [Member]
Segment Reporting Information Profit Loss [Abstract]
Revenues			9,729	7,706	7,973
Operating expenses			(4,859)	(3,742)	(2,419)
Interest expense			(1,695)	(1,742)	(2,051)
Other, net			6,176	3,943	5,789
Provision for income taxes			(108)	(30)	(963)
Income (Loss) from Continuing Operations Attributable to Parent, Total			9,243	6,135	8,329
Segment Reporting Asset Balances [Abstract]
Total Long-Lived Assets			66,086	69,126	47,911
Total Assets			75,522	82,987	64,865
Real Estate Investment [Member] | Domastic Properties [Member]
Segment Reporting Information Profit Loss [Abstract]
Revenues			79,265	65,829	60,806
Operating expenses			(49,896)	(35,770)	(34,665)
Interest expense			(20,225)	(13,983)	(12,411)
Other, net			55,537	21,719	7,248
Provision for income taxes			(2,135)	(2,124)	(8)
Income (Loss) from Continuing Operations Attributable to Parent, Total			62,546	35,671	20,970
Segment Reporting Asset Balances [Abstract]
Total Long-Lived Assets			1,151,845	877,849	836,549
Total Assets			$ 1,258,544	$ 965,418	$ 900,431